Lease	12 Months Ended
Dec. 31, 2022
Lease
9.
LEASE

The Group’s operating leases mainly related to offices and employees’ accommodation facilities. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the term. Certain leases include rental-free periods and renewal options, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2021 and 2022, the Group had no finance leases.

As of December 31, 2021 and 2022, the weighted average remaining lease term was 4.0 years and 3.4 years, respectively, and the weighted average discount rate was 4.9% and 4.9% for the Group’s operating leases respectively.

Operating lease cost for the year ended December 31, 2020, 2021 and 2022, was RMB50,035, RMB20,613 and RMB16,777 (US$2,432) respectively, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2020, 2021 and 2022 was RMB9,864, RMB28,488 and RMB5,062 (US$734), respectively. For the years ended December 31, 2020, 2021 and 2022, no lease cost was capitalized.

Future lease payments under operating leases as of December 31, 2022 were as follows:

	For the year ended December 31,
	RMB	US$
2023	14,455	2,096
2024	12,535	1,817
2025	11,715	1,699
2026	6,277	910
2027	—	—
Total future lease payments	44,982	6,522
Less: imputed interest	3,508	509
Total lease liability balance	41,474	6,013